ENTITY-WIDE DISCLOSURE: (Schedule of Revenues From Principal Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from principal customers [Line Items]
Revenues	$ 849	$ 5,414	$ 1,404
Revenue [Member] | Customers [Member] | Customer A [Member]
Revenues from principal customers [Line Items]
Revenues	86	732	336
Revenue [Member] | Customers [Member] | Customer B [Member]
Revenues from principal customers [Line Items]
Revenues	366	1,032	597
Revenue [Member] | Customers [Member] | Customer C [Member]
Revenues from principal customers [Line Items]
Revenues	253	2,500	206
Revenue [Member] | Customers [Member] | Customer D [Member]
Revenues from principal customers [Line Items]
Revenues	$ 135	541	174
Revenue [Member] | Customers [Member] | Customer E [Member]
Revenues from principal customers [Line Items]
Revenues		$ 609	$ 47